Summary of significant accounting policies, Leased assets (Details)	12 Months Ended
Dec. 31, 2021
Buildings and Facilities [Member] | Minimum [Member]
Leased assets [Abstract]
Term of lease	1 year
Buildings and Facilities [Member] | Maximum [Member]
Leased assets [Abstract]
Term of lease	9 years
Cranes [Member] | Minimum [Member]
Leased assets [Abstract]
Term of lease	1 year
Cranes [Member] | Maximum [Member]
Leased assets [Abstract]
Term of lease	2 years